Portfolio of Investments
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 4.9%
Entertainment 4.9%
Roblox Corp., Class A(a)	98,231	6,368,316
Take-Two Interactive Software, Inc.(a)	61,482	10,863,869
Zynga, Inc., Class A(a)	1,051,107	10,731,803
Total		27,963,988
Total Communication Services		27,963,988
Consumer Discretionary 13.2%
Diversified Consumer Services 1.2%
Chegg, Inc.(a)	83,871	7,184,390
Hotels, Restaurants & Leisure 3.9%
Chipotle Mexican Grill, Inc.(a)	9,802	13,926,878
DraftKings, Inc., Class A(a)	133,050	8,159,956
Total		22,086,834
Household Durables 1.1%
NVR, Inc.(a)	1,330	6,265,537
Internet & Direct Marketing Retail 2.0%
Etsy, Inc.(a)	57,464	11,588,765
Specialty Retail 3.0%
Vroom, Inc.(a)	177,532	6,921,973
Williams-Sonoma, Inc.	56,096	10,052,403
Total		16,974,376
Textiles, Apparel & Luxury Goods 2.0%
lululemon athletica, Inc.(a)	38,161	11,704,360
Total Consumer Discretionary		75,804,262
Consumer Staples 1.7%
Household Products 1.7%
Church & Dwight Co., Inc.	110,129	9,619,768
Total Consumer Staples		9,619,768
Financials 3.7%
Banks 0.9%
SVB Financial Group(a)	10,262	5,065,939
Capital Markets 1.5%
Ares Management Corp., Class A	151,264	8,475,322
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.3%
Upstart Holdings, Inc.(a)	59,649	7,686,370
Total Financials		21,227,631
Health Care 23.1%
Biotechnology 6.7%
Argenx SE, ADR(a)	24,383	6,714,834
BioMarin Pharmaceutical, Inc.(a)	114,253	8,627,244
Exact Sciences Corp.(a)	65,556	8,638,970
Natera, Inc.(a)	56,161	5,702,588
Seagen, Inc.(a)	62,995	8,747,486
Total		38,431,122
Health Care Equipment & Supplies 6.2%
Align Technology, Inc.(a)	24,657	13,352,505
Masimo Corp.(a)	34,945	8,025,469
Penumbra, Inc.(a)	27,409	7,416,327
STERIS PLC	33,979	6,472,320
Total		35,266,621
Health Care Providers & Services 2.6%
Amedisys, Inc.(a)	31,150	8,248,209
Encompass Health Corp.	80,588	6,600,157
Total		14,848,366
Life Sciences Tools & Services 6.0%
10X Genomics, Inc., Class A(a)	50,112	9,070,272
Bio-Rad Laboratories, Inc., Class A(a)	10,145	5,794,520
Bio-Techne Corp.	30,564	11,673,308
Repligen Corp.(a)	38,520	7,488,673
Total		34,026,773
Pharmaceuticals 1.6%
Horizon Therapeutics PLC(a)	101,209	9,315,276
Total Health Care		131,888,158
Industrials 16.4%
Aerospace & Defense 1.8%
BWX Technologies, Inc.	154,471	10,185,818
Building Products 1.4%
Lennox International, Inc.	26,210	8,166,774
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.9%
Cintas Corp.	32,375	11,049,911
Electrical Equipment 3.0%
Generac Holdings, Inc.(a)	33,496	10,968,265
Plug Power, Inc.(a)	169,440	6,072,730
Total		17,040,995
Machinery 2.7%
Donaldson Co., Inc.	113,355	6,592,727
Toro Co. (The)	84,362	8,701,096
Total		15,293,823
Professional Services 3.8%
Booz Allen Hamilton Holdings Corp.	129,712	10,445,708
CoStar Group, Inc.(a)	13,517	11,109,487
Total		21,555,195
Road & Rail 1.8%
Old Dominion Freight Line, Inc.	44,086	10,598,715
Total Industrials		93,891,231
Information Technology 33.5%
Electronic Equipment, Instruments & Components 5.0%
Amphenol Corp., Class A	158,826	10,477,751
CDW Corp.	66,285	10,986,739
Dolby Laboratories, Inc., Class A	73,800	7,285,536
Total		28,750,026
IT Services 8.7%
EPAM Systems, Inc.(a)	25,280	10,028,323
GoDaddy, Inc., Class A(a)	140,425	10,899,789
Jack Henry & Associates, Inc.	51,085	7,750,616
MongoDB, Inc.(a)	28,574	7,641,545
VeriSign, Inc.(a)	40,369	8,023,742
Wix.com Ltd.(a)	20,389	5,693,017
Total		50,037,032
Semiconductors & Semiconductor Equipment 3.2%
SolarEdge Technologies, Inc.(a)	29,716	8,541,567
Teradyne, Inc.	80,282	9,768,714
Total		18,310,281
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 16.6%
Anaplan, Inc.(a)	133,844	7,207,499
ANSYS, Inc.(a)	31,223	10,602,082
Blackline, Inc.(a)	59,931	6,496,520
Cadence Design Systems, Inc.(a)	104,499	14,315,318
DocuSign, Inc.(a)	30,456	6,165,817
Elastic NV(a)	71,512	7,952,135
HubSpot, Inc.(a)	23,600	10,719,356
Manhattan Associates, Inc.(a)	69,407	8,146,994
Qualtrics International, Inc., Class A(a)	170,701	5,617,770
Zendesk, Inc.(a)	72,094	9,561,106
Zscaler, Inc.(a)	46,096	7,913,300
Total		94,697,897
Total Information Technology		191,795,236
Materials 3.1%
Chemicals 1.1%
Celanese Corp., Class A	42,374	6,348,049
Containers & Packaging 2.0%
Avery Dennison Corp.	63,432	11,649,287
Total Materials		17,997,336
Total Common Stocks (Cost $443,724,590)		570,187,610

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	2,574,122	2,573,864
Total Money Market Funds (Cost $2,573,864)		2,573,864
Total Investments in Securities (Cost: $446,298,454)		572,761,474
Other Assets & Liabilities, Net		(560,813)
Net Assets		572,200,661

2	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	3,620,107	78,228,669	(79,274,912)	—	2,573,864	—	1,989	2,574,122
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7017_03_L01_(03/21)